SCHEDULE OF SHARE BASED COMPENSATION (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Share based compensation	$ 1,968	$ 1,661	$ 2,251
Research and Development Expense [Member]
Share based compensation	774	834	1,236
General and Administrative Expense [Member]
Share based compensation	$ 1,194	$ 827	$ 1,015